FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments And Fair Value Measurement [Abstract]
Transfers out of Level 3 of fair value hierarchy, assets	$ 0	$ 2,057